Leases - Schedule of supplemental cash flow (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows related to operating leases	$ 300	$ 366	$ 1,429	$ 1,471
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$ 0	$ 4,280	$ 4,280	$ 0